Quarterly Report
January 31, 2023
MFS®  Municipal Limited
Maturity Fund
MTL-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.2%
Alabama - 2.8%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,277,578
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,720,413
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,106,937
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,207,550
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,685,852
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	227,213
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	335,868
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	529,885
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	488,818
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	555,469
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	790,526
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,760,553
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 3.842% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,481,767
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,507,573
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	4,075,978
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,347,852
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	454,891
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	894,503
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	672,184
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	445,670
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,218,898
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 4%, 3/01/2024	540,000	547,865
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,876,435
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	427,336
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	404,478
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	718,285
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	767,998
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	815,302
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,083,852
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,327,763
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,022,298
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	101,234
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	153,010
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	190,732
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	107,807
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	219,261
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	222,797
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	480,034
		$83,252,465
Alaska - 0.4%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$451,734
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	402,636
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	667,907
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	130,000	143,591
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	5,030,000	5,550,056
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,341,379
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2026	600,000	651,716
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2028	360,000	407,509
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	80,000	79,504
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	1,455,000	1,557,791
		$12,253,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 2.5%
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$130,613
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	128,477
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	151,238
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	172,382
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	136,584
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	138,195
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	150,721
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	140,567
Arizona Industrial Development Authority Education Rev., Taxable (KIPP NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	196,847
Arizona Industrial Development Authority Education Rev., Taxable (KIPP NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	214,293
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	511,890
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	419,553
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037	5,150,000	5,132,612
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2042 (Put Date 9/01/2027)	9,345,000	9,897,718
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,613,727
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	9,500,000	10,063,343
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,392,143
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,341,636
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,471,894
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	830,569
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,289,212
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	580,146
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,226,024
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	788,158
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	947,591
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,061,705
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	870,000	902,944
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	125,435
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	136,694
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	177,594
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	204,320
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	205,375
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	335,122
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	258,458
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 3%, 1/01/2038 (Put Date 6/01/2024)	10,560,000	10,477,847
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	406,544
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	804,760
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	586,303
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	946,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	$765,000	$756,490
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	1,660,000	1,613,384
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	150,742
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	406,368
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,153,452
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	625,764
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	157,604
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	1,950,942
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,702,159
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	213,829
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	222,179
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	269,440
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	3,350,000	2,921,673
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,171,378
		$76,011,307
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$7,005,553
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	200,281
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	150,494
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	186,259
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	95,842
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	230,935
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	411,936
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	710,364
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	545,816
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,694,448
		$11,231,928
California - 4.5%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,903,865
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	300,893
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	358,312
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	364,025
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	389,788
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	853,761
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	914,469
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	434,734
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	878,045
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,086,043
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	8,885,000	8,884,784
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,759,831
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2024	835,000	841,941
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2027	700,000	710,974
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,179,306
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,055,836
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	216,596
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	136,804
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	138,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	$400,000	$448,668
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	226,775
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	257,339
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,309,726
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 7/01/2041 (Put Date 4/03/2023)	10,000,000	10,008,370
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 1/17/2023)	2,730,000	2,731,710
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	453,327
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,438,228
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,979,823
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	292,112
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	385,043
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	408,641
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,429,240
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	333,112
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	348,184
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	26,633
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	25,951
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	31,959
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,248,414
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,965,000	3,823,305
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,366,984
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 0.638%, 4/01/2023	1,260,000	1,250,479
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,071,844
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,100,754
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	2,695,000	2,667,407
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	235,000	238,508
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,245,000	1,263,658
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	385,000	390,747
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,381,964
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,582,820
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,441,382
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “G”, 5%, 5/15/2029	10,000,000	11,256,307
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,234,252
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	98,051
Riverside County, CA, Teeter Plan Obligation Notes, “A”, 3.7%, 10/19/2023	3,750,000	3,777,875
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,113,486
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,371,686
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,151,022
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,583,533
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2029	5,500,000	6,134,654
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,379,690
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 5%, 1/15/2030	750,000	842,561
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,539,836
State of California, Various Purpose General Obligation, 5%, 8/01/2026	3,490,000	3,837,810
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,798,766
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,233,311
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,106,324
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,233,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
University of California, Hastings College of the Law, AGM, 5%, 4/01/2026	$305,000	$328,247
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,058,991
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,640,910
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,885,456
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2031	1,000,000	1,131,902
		$137,109,452
Colorado - 2.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	$195,000	$198,610
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	122,354
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	416,672
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	140,836
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	186,717
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	133,801
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	212,342
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	145,477
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	221,800
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,076,245
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,330,000	1,333,753
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	634,101
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	35,000	35,058
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	216,582
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	273,015
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	234,198
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	442,090
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	699,453
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	815,154
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	957,012
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	326,700
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	381,702
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	309,477
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	471,999
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	431,943
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	397,589
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	455,173
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	859,997
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,147,334
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,355,139
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,603,356
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,174,268
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,308,833
Colorado Health Facilities Authority Rev. (Intermountain Healthcare, Inc.), “C”, 5%, 5/15/2062 (Put Date 8/15/2028)	16,365,000	18,465,723
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 7/15/2023	100,000	99,782
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2024	400,000	405,675
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2024	300,000	306,608
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	334,801
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	415,320
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	600,000	594,512
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	316,268
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	530,579
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	641,165
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2028	1,075,000	1,155,671
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	850,000	919,543
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,478,762
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	15,596,083
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,539,213
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,082,679
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,018,930
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	534,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	$1,300,000	$1,419,094
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,384,888
		$73,958,967
Connecticut - 1.2%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$1,965,465
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,810,400
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,860,692
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	252,376
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	258,148
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	264,098
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	269,688
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	910,746
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	458,214
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	941,410
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	496,520
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	5,890,000	6,431,151
East Hartford, CT, Housing Authority Multi-Family Rev. (Summerfield Townhouses Project), “A”, 4.25%, 2/01/2027 (Put Date 2/01/2025)	3,000,000	3,041,460
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	300,000	302,167
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	415,185
Hamden, CT, General Obligation, BAM, 4%, 8/15/2026	155,000	163,390
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,057,795
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	5,856,588
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,325,471
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,035,631
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	1,890,872
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	250,422
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	432,477
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	209,075
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	212,070
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	229,426
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	135,480
		$36,476,417
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$150,000	$152,203
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	220,000	214,047
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,729,370
		$6,095,620
District of Columbia - 1.5%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,120,362
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project) , 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,699,298
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,283,412
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,295,794
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,314,565
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,785,420
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,832,346
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,653,793
Washington D.C. Metropolitan Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	10,000,000	10,252,213
		$44,237,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 2.4%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	$1,080,000	$1,083,007
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,182,183
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	549,244
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	644,660
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	442,554
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	593,196
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	982,780
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,082,451
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	702,772
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	416,918
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	302,876
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	952,230
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	686,443
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	556,085
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,207,725
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	771,702
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	194,846
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	511,001
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,613,252
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,404,473
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,153,381
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	960,183
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	533,132
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2027	385,000	418,478
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	149,305
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2029	485,000	544,486
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2030	765,000	869,703
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2031	745,000	862,698
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,503,424
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2028	1,795,000	1,995,749
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2029	1,350,000	1,523,856
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,565,784
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,770,133
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,300,850
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	412,217
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	125,000	126,841
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035 (w)	1,650,000	1,836,228
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,523,375
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, 5%, 11/15/2052 (Put Date 11/15/2026)	17,860,000	19,316,115
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,247,133
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024	4,700,000	4,591,134
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	163,836
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	219,587
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	220,582
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	222,583
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	278,636
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	106,005
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	380,703
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	114,249
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	137,965
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	175,845
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	100,880
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	102,879
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	105,135
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	107,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	$180,000	$195,633
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	253,604
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	250,685
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	281,395
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	337,427
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2026	200,000	217,978
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2027	200,000	222,375
		$72,279,682
Georgia - 3.4%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,384,770
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	893,614
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2026	115,000	121,057
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2027	100,000	106,153
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2028	100,000	106,753
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2029	130,000	140,001
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,965,570
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,872,699
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,936,433
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	4,959,164
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	521,791
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	548,331
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	837,265
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	545,141
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	554,211
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	652,005
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	500,582
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	605,346
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	637,859
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	1,325,000	1,311,602
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	8,864,972
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 3.677% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,998,905
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030) (w)	9,500,000	10,082,966
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,633,737
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,348,395
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,775,602
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,124,580
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 3.757% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,432,301
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	918,978
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,242,926
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,765,126
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,303,269
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,951,571
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,250,000	2,195,518
		$102,839,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$430,538
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	917,303
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	577,785
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	753,505
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,664,992
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	528,619
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	383,248
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	503,159
		$5,759,149
Hawaii - 0.1%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	$250,000	$258,324
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	366,720
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	271,712
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,105,262
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	561,105
		$2,563,123
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,128,301
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,269,061
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	1,840,000	1,783,448
		$6,180,810
Illinois - 8.3%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,544,288
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,573,015
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,277,358
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,192,919
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,116,422
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	1,985,000	2,019,218
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	2,940,000	2,990,681
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,573,594
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	7,947,281
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,686,220
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,581,720
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,338,461
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,618,489
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,193,379
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,971,796
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,445,253
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,142,513
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,825,160
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,020,040
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,658,513
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,064,306
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,081,620
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,558,433
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 5%, 12/01/2027	460,000	519,507
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,386,774
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,145,501
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,769,596
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,125,182
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,065,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	$1,637,250	$1,659,496
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	2,000,000	2,070,660
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,683,598
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,176,649
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	580,860
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	700,000	705,018
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	271,935
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	156,854
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,773,220
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,194,213
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,544,399
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,522,948
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,063,845
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	580,445
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,058,628
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,177,159
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,211,433
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,282,371
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	220,229
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	468,288
East Moline, IL, General Obligation, Taxable, BAM, 1.21%, 1/15/2024	325,000	313,603
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	260,706
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	271,123
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	278,611
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2025	750,000	784,034
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2026	600,000	637,240
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2027	325,000	349,143
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2028	250,000	271,278
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,401,977
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,407,020
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2023	730,000	730,606
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2024	345,000	348,739
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	460,000	469,671
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	500,604
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	555,546
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	624,192
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	357,329
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	861,978
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	190,000	189,835
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	25,000	25,100
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,013,314
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,103,316
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	4,803,147
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	825,980
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	943,651
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	996,073
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,071,787
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,130,105
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027	1,940,000	1,946,543
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027	3,880,000	3,893,151
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	782,704
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	798,113
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,280,000	1,122,506
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	275,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	$195,000	$218,542
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	283,819
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	282,204
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	265,028
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,391,907
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	791,032
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	236,824
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,398,847
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	257,599
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,366,152
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	928,983
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	750,000	834,512
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	677,446
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	404,560
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	515,565
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	533,351
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	537,642
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	543,639
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	554,538
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	546,903
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	463,853
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	543,879
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	936,647
Illinois Housing Development Authority Rev., “H”, GNMA, 3.47%, 10/01/2053 (Put Date 12/01/2023)	8,000,000	8,029,363
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	506,330
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,518,586
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	340,000	394,889
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,609,697
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	988,732
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	363,533
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	726,430
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	748,451
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	447,874
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	558,475
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	317,249
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	317,266
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	100,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	$450,000	$482,040
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	498,108
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,546,025
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	81,605
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	171,878
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	178,397
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	120,453
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	539,301
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	443,430
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	732,848
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	565,953
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	699,707
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,110,314
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,463,838
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	343,275
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	267,931
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	726,300
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,049,923
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,004,240
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	798,311
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2023	650,000	651,059
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,226,525
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,774,666
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,042,615
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,189,764
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,439,150
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	929,226
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	380,000	395,250
State of Illinois, General Obligation, “A”, 5%, 3/01/2023	2,750,000	2,754,899
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,781,668
State of Illinois, General Obligation, “B”, 5%, 3/01/2023	3,500,000	3,506,235
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	369,491
State of Illinois, General Obligation, “A”, 5%, 10/01/2028	2,200,000	2,388,859
State of Illinois, General Obligation,“C”, 5%, 6/15/2023	2,000,000	2,012,537
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	242,191
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	397,172
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	969,574
		$250,214,893
Indiana - 2.6%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,035,277
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	201,325
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	365,045
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	653,685
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	673,858
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	591,324
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2026	890,000	930,158
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2026	855,000	899,943
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,051,882
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	102,707
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	290,179
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	328,785
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	469,528
Indiana Finance Authority, Educational Facilities Rev. (Butler University Project), 4%, 2/01/2026	425,000	438,918
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	202,494
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	285,703
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,478,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Environmental Improvement Rev. (Fulcrum Centerpoint LLC Project), 4.5%, 12/15/2046 (Put Date 11/15/2023)	$10,000,000	$10,012,486
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	802,085
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	849,040
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,256,355
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,082,128
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,646,469
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2024	1,000,000	1,021,885
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,296,813
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,106,558
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,132,701
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,885,839
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,631,476
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,587,440
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	573,502
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,037,218
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,410,501
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	337,220
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	689,208
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	704,555
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	365,133
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	373,172
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2026	365,000	381,405
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2026	375,000	394,828
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2027	390,000	417,420
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2028	395,000	423,799
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2028	405,000	433,607
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2029	350,000	376,144
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2029	425,000	459,157
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2030	435,000	479,766
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,589,047
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,609,299
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,313,045
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,662,365
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,109,214
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,120,077
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,607,115
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	2,020,143
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	300,000	305,334
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,274,320
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	7,647,774
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	6,820,994
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,002,896
		$78,249,252
Iowa - 0.1%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	$1,000,000	$1,032,609
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,498,458
		$2,531,067
Kansas - 1.5%
Burlington, KS, Environmental Improvement Rev. (Kansas City Power & Light Co. Project), “B”, 2.95%, 12/01/2023	$10,000,000	$9,994,410
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,309,030
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), “B”, 5%, 11/15/2054 (Put Date 11/15/2028)	11,335,000	12,601,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	$1,545,000	$1,760,027
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	490,625
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	478,156
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	345,197
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	370,928
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	83,092
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	309,514
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	315,664
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	283,676
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “B-2”, 2.375%, 6/01/2027	430,000	392,330
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,782,941
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,880,422
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,973,629
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,073,730
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,178,461
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,282,235
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	2,115,000	2,140,224
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “B”, 5.125%, 12/01/2026	1,000,000	1,000,561
		$44,046,539
Kentucky - 2.4%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,534,769
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,064,010
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	350,000	353,080
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	231,542
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	283,865
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	240,968
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,895,000	2,845,260
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,828,754
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,132,591
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,827,710
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	352,742
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	717,714
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	500,000	512,653
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,410,443
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	783,579
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,125,393
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	1,008,012
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,230,407
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,074,702
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,245,682
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	767,612
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,363,276
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	95,000	98,838
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	170,537
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2027	285,000	317,434
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2028	180,000	204,484
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,160,027
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,067,555
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	838,052
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	11,785,000	11,783,975
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	15,000,000	15,041,346
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,047,107
		$71,664,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 1.2%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2023	$300,000	$300,000
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	325,000	333,539
Louisiana Local Government Environmental Facilities & Community Development Authority Rev. (American Biocarbon, CT, LLC Project), 3.85%, 12/01/2046 (Put Date 8/01/2023)	5,000,000	5,002,382
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	250,000	243,435
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	468,945
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	683,193
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	292,795
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	399,709
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,098,420
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	2,705,000	2,675,323
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,175,863
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,671,459
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	314,114
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	965,726
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	862,342
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,228,519
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,655,157
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,173,791
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,169,817
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,491,742
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	361,314
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	778,471
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,000,008
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	2,001,340
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	738,547
		$37,085,951
Maine - 0.2%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	$175,000	$178,269
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	321,511
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	348,849
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	385,891
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	400,000	431,365
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	922,790
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,045,468
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,072,470
		$4,706,613
Maryland - 0.7%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$850,590
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,016,232
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	475,000	469,653
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	342,509
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	515,000	515,330
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	173,319
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	270,372
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	218,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	$1,350,000	$1,372,182
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,652,315
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	679,760
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	547,728
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	488,746
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	517,449
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	455,553
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	321,497
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	313,547
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	310,352
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,643,074
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,302,276
		$21,461,251
Massachusetts - 2.0%
Lowell, MA, Regional Transit Authority General Obligation Rev., 3.75%, 8/18/2023	$6,200,000	$6,218,176
Lynn, MA, General Obligation, 4%, 9/01/2023	7,400,000	7,440,957
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	4,500,000	4,431,514
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	504,726
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	646,431
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	567,109
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,614,820
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	214,804
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	223,955
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	227,804
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	142,905
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	249,640
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	320,595
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,388,867
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	160,000	162,055
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,568,800
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,859,518
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,154,771
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,028,092
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,200,562
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,593,372
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,077,814
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	847,427
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	914,361
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	329,590
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	377,626
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	370,236
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	378,140
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	550,834
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,451,635
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,308,210
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,216,548
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	252,303
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	614,924
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	886,566
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,062,582
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,619,935
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	42,949
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,564,735
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	2,440,000	2,352,687
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	4,270,000	4,065,039
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	1,008,533
		$61,052,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 2.8%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,261,776
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,033,580
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,030,057
Detroit, MI, General Obligation, Taxable, “B”, 2.017%, 4/01/2023	350,000	347,904
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,045,842
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,081,553
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	684,867
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,123,400
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	429,092
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	670,910
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	950,000	1,004,260
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2026	225,000	241,153
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2029	555,000	625,655
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2030	440,000	502,597
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	562,332
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	826,464
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	877,916
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.33%, 5/01/2023	835,000	826,404
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,228,442
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	922,927
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	540,412
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	678,384
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	8,405,000	9,059,304
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,322,740
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,685,468
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,468,871
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,049,679
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	2,876,277
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,195,786
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,660,115	1,589,262
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,507,278
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	3,625,000	3,952,773
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,541,598
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,217,533
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,129,335
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,205,435
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,222,013
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,089,880
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,241,639
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,114,157
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	561,029
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	261,334
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	376,015
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,873,772
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,031,297
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,879,654
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	408,070
		$85,406,126

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$413,006
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	387,565
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	224,527
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	629,525
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	645,287
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	664,181
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	724,017
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	753,232
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	141,115
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	460,443
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	138,896
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	522,647
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	262,115
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	215,235
Minnesota Housing Finance Agency, Rental Housing, “A”, GNMA, 2.3%, 8/01/2024	1,000,000	984,613
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	1,885,000	1,906,466
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,087,455
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	225,000	222,620
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	390,000	381,372
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	375,000	362,718
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	507,392
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	634,089
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	888,910
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	744,665
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	755,838
		$16,657,929
Mississippi - 1.6%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$186,360
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	2,851,091
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,820,051
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	2,024,461
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	391,323
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	364,297
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	388,434
Jackson, MS, General Obligation Refunding, 5%, 3/01/2023	320,000	320,570
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	512,195
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	874,667
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), 5%, 9/01/2026	225,000	243,329
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	1,925,684
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	767,651
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,304,023
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,001,931
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	778,735
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,562,221
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,307,718
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	560,083
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	874,719
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,081,350
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	448,933
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,353,656
State of Mississippi, “B”, 5%, 12/01/2025	415,000	446,912
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	3,993,731
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,291,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	$3,000,000	$2,821,472
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	525,000	551,550
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	408,522
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	613,348
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 0.569%, 1/01/2024	450,000	434,188
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	421,720
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	433,062
		$48,359,705
Missouri - 1.1%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$35,000	$34,875
Kansas City, MO, General Obligation Refunding & Improvement, “A”, 5%, 2/01/2024	5,500,000	5,641,759
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,408,526
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,202,105
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,373,714
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2023	200,000	200,332
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	306,317
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	436,847
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	156,153
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	318,494
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 5%, 11/01/2026	300,000	325,661
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	344,002
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	153,339
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	200,099
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	403,933
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	283,228
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	217,645
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,747,330
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,750,445
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	393,307
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	143,572
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2023	50,000	50,104
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	152,102
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	287,933
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	312,434
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	368,379
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	212,455
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,649,194
		$32,074,284
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	$8,500,000	$8,592,920
Nebraska Public Power District Rev., “A”, 5%, 1/01/2025	525,000	549,736
		$9,142,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 0.3%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2024	$1,500,000	$1,540,457
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2025	2,545,000	2,663,546
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	1,545,000	1,646,856
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	2,635,000	2,715,704
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	130,000	126,816
		$8,693,379
New Hampshire - 0.5%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,454,063
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	265,000	264,475
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	288,567
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	262,693
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	566,824
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	291,216
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	269,014
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	281,098
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	4,995,255
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	2,490,000	2,608,314
		$14,281,519
New Jersey - 5.4%
Atlantic City, NJ, Board of Education, 4%, 4/01/2023	$150,000	$150,361
Atlantic City, NJ, Board of Education, 4%, 4/01/2024	160,000	162,722
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	175,000	180,653
Atlantic City, NJ, Board of Education, 4%, 4/01/2026	100,000	104,850
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	154,741
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2027	175,000	191,261
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2028	145,000	161,339
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2029	100,000	113,096
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2030	125,000	143,552
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2031	160,000	185,922
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	353,452
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	219,576
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	304,204
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	314,017
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,084,614
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,271,013
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	971,172
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	844,489
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	654,332
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,034,492
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	495,000	495,342
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, BAM, 5%, 7/01/2027	8,495,000	9,265,904
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, BAM, 5%, 7/01/2028	6,885,000	7,508,019
New Jersey Economic Development Authority (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,744,989
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,052,855
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,074,198
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,193,202
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,694,023
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,152,122
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,647,094
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,280,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	$220,000	$221,847
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	309,254
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	526,094
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	607,974
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	450,206
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	400,000	446,637
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,469,670
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,167,526
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	8,938,065
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,062,657
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2025	510,000	539,129
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2029	650,000	745,822
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,632,228
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,209,493
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,500,409
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,187,713
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	218,625
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	341,297
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	436,048
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	358,842
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,400,000	6,476,926
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	300,000	305,058
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,428,753
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	594,685
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,734,028
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	893,109
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,461,113
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,531,775
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,687,326
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,104,053
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,762,875
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	30,000	29,987
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,177,569
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026	9,000,000	9,684,547
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2028	10,000,000	11,165,931
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,123,387
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,021,241
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	158,336
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	508,000
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,228,201
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,523,378
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,345,773
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,259,776
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,787,828
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,176,363
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	252,831
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	433,961
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	761,339
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	744,556
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	517,002
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,502,387
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,974,384
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,878,413
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	1,974,293
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,064,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	$1,000,000	$1,006,085
		$164,357,542
New Mexico - 1.0%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$1,045,736
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	6,937,733
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023	310,000	315,050
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	124,851
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	178,028
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	154,542
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	322,841
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	250,569
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	516,789
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	344,205
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	400,735
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,180,020
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,432,752
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,968,548
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	604,241
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	984,926
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,101,508
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,064,985
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Tax Exempt, “E”, GNMA, 6.25%, 9/01/2053	5,440,000	6,197,023
		$29,125,082
New York - 7.0%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$2,140,000	$1,997,846
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	513,620
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	523,076
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	533,390
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	1,029,140
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,344,196
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,010,281
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	100,070
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	120,411
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	300,000	300,146
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	507,438
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	619,349
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	754,506
Nassau County, NY, Interim Finance Authority Sales Tax, Taxable, “B”, 1.278%, 11/15/2028	6,000,000	5,019,535
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	9,813,596
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	285,132
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	236,448
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	212,961
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	269,802
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	327,668
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	475,062
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	682,571
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	591,204
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	625,000	667,284
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,310,173

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	$2,400,000	$2,457,513
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	606,475
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	774,444
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	750,000	791,212
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2026	500,000	538,866
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	11,206,355
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	760,579
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,107,047
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 5%, 10/01/2023	1,880,000	1,905,931
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	6,445,000	6,458,936
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2024	1,920,000	1,965,619
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	2,020,689
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,076,297
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,140,941
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,197,739
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2026	1,810,000	1,942,429
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	3,750,000	3,750,717
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	18,530,181
New York State Housing Finance Agency, Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	2,080,000	2,088,929
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	11,221,322
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,153,294
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	9,175,586
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,369,972
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,292,342
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,153,656
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	1,935,336
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,998,712
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	5,769,561
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	481,503
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,390,983
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,144,818
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,221,000
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	765,362
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,114,871
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,657,762
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,453,883
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,020,236
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	178,515
Oyster Bay, NY, Public Improvement, 4%, 8/25/2023	12,000,000	12,100,324
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2023	600,000	607,744
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2024	1,250,000	1,298,305
Phelps-Clifton Springs, NY, Central School District General Obligation Anticipation Notes, 3%, 7/27/2023	6,075,000	6,065,776
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,912,661
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,553,000
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	3,880,231
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,131,495
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	476,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	$235,000	$245,144
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	141,224
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	93,696
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	100,414
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	125,533
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	119,151
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,492,602
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 0.67%, 6/01/2023	1,500,000	1,480,795
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	477,772
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	705,001
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	717,412
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	782,086
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	264,314
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,034,803
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,097,912
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,592,677
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,699,154
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2024	300,000	308,560
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2025	500,000	526,472
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2026	600,000	648,481
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2027	650,000	718,504
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2028	500,000	564,491
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2025	750,000	790,664
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2026	785,000	848,429
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2027	525,000	580,330
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2028	865,000	976,569
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2029	910,000	1,047,126
		$211,269,402
North Carolina - 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$940,491
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	811,901
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	794,838
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	998,864
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,558,954
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,725,130
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,292,059
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	327,276
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	717,898
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	261,711
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,356,033
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,400,194
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2028	1,845,000	2,053,881
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	500,000	561,749
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,696,857
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2023	375,000	375,221
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	398,166
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	425,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	$440,000	$444,985
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	463,354
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	365,796
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	718,638
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	735,747
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	752,157
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 3%, 3/01/2023	150,000	149,852
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	219,465
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	263,530
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	247,776
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	292,115
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	185,403
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	597,449
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,603,751
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,363,388
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	674,733
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,065,620
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Matthews Garden Gilmore), HUD Section 8, 3.35%, 10/01/2023 (Put Date 10/01/2023)	7,500,000	7,507,811
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,100,672
		$42,449,409
North Dakota - 0.5%
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	$5,320,000	$5,361,263
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	2,265,000	2,273,432
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,199,384
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,371,870
North Dakota Housing Finance Agency Multifamily Rev. (Grand Forks Portfolio), HUD Section 8, 2.45%, 9/01/2025 (Put Date 9/01/2023)	2,000,000	1,989,914
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,336,136
		$16,531,999
Ohio - 3.0%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$567,095
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	262,668
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,035,325
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,037,370
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,158,226
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,305,789
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,113,358
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,293,404
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	3,412,000	3,473,107
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,910,075
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	552,120
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	849,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Mayfield Hights, OH, MACC Improvement General Obligation Bond Anticipation Notes, 3%, 7/20/2023	$13,500,000	$13,480,776
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	536,346
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	630,793
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,601,000
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	1,000,000	1,123,277
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,136,600
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	1,019,282
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	902,894
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,122,537
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	225,000	227,390
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	211,483
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	527,416
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027	525,000	576,317
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028	400,000	446,145
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029	450,000	508,737
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	100,091
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	103,243
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	213,487
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	131,345
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	150,391
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,963,820
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,420,000	3,494,871
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,245,000	3,149,463
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	104,623
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	875,000	911,124
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	628,334
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,753,342
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,960,000	6,564,502
Ohio Housing Finance Agency Residential Mortgage Rev. (Seton Square North), “A”, HUD Section 8, 0.4%, 4/01/2024 (Put Date 4/01/2023)	4,725,000	4,697,330
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	149,437
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	454,544
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	405,151
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	911,967
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	525,860
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	319,253
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,193,048
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	227,207
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2024	200,000	207,348
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	6,773,629
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	702,927
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	403,723
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2025	310,000	314,984
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2026	630,000	664,750
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	668,309
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2025	580,000	606,063
		$92,103,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 0.4%
Cushing, OK, Educational Facilities Lease Authority Rev. (Cushing Public Schools Project), 5%, 9/01/2024	$5,000,000	$5,186,038
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.384%, 3/01/2023	1,800,000	1,793,759
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,023,167
Rogers County, OK, Educational Facilities Authority Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2024	950,000	985,197
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	817,457
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	514,542
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	200,550
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	429,980
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	448,874
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	308,891
		$11,708,455
Oregon - 0.8%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$502,355
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	422,712
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	793,223
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	691,679
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	455,000	389,025
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,026,384
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	510,552
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	206,654
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	236,528
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	160,705
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	135,142
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	164,146
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	331,541
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	335,516
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,345,753
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,541,927
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,047,771
Port of Portland, OR, International Airport Rev., “28”, 5%, 7/01/2030	10,945,000	12,365,881
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2024	125,000	127,935
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	453,549
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	434,721
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	328,922
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project) , 5%, 7/01/2025	125,000	129,963
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	200,000	179,105
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-3”, 1.75%, 11/15/2026	265,000	245,296
		$25,106,985
Pennsylvania - 8.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$2,945,725
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	306,313
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	155,566
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,465,347
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	4,791,311
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	153,215
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	517,414
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	514,228
Altoona, PA, Area School District, Taxable, AGM, 0.49%, 12/01/2023	1,000,000	967,054
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,031,833
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	817,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	$500,000	$560,291
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,392,060
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	662,443
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	535,366
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	578,231
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2023	500,000	498,869
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	194,121
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	501,985
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	490,773
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	384,508
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,831,522
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	183,532
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	414,819
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	746,791
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,386,614
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	425,136
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	539,608
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	933,699
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	1,002,610
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	5,013,711
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	624,184
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,031,236
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,217,921
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,732,476
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	722,623
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	271,325
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	345,273
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	714,069
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	740,167
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	756,924
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	775,892
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	396,967
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	9,638,154
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	6,632,672
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	712,246
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2026	185,000	199,955
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,282,619
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	543,289
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,088,787
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	538,289
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	50,000	49,836
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,019,485
Delaware County, PA, Chichester School District General Obligation, AGM, 4%, 9/15/2029	900,000	974,498
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,277,134
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	1,125,000	1,145,557
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	909,613
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	1,010,293
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	699,417
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	800,000	814,437
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,178,719
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	973,223
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	597,359
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	235,998
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	499,173
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	209,986
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	282,172
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,055,315
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,340,991
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	2,967,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	$425,000	$483,766
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	700,668
Fayette County, PA, Laurel Highlands School District, General Obligation , 4%, 2/01/2023	325,000	325,000
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	324,005
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	359,821
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026	945,000	986,521
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	675,000	686,007
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	365,459
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	379,931
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	721,245
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	275,526
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	174,660
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	226,139
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	120,091
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	103,407
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	142,368
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2026	75,000	78,848
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	483,706
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	669,933
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028	705,000	793,663
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	479,973
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	532,546
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	775,572
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,037,223
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	545,177
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	504,345
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	580,135
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	609,816
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	636,332
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	1,315,000	1,334,057
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	437,187
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	531,145
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	454,141
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	469,060
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	452,117
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	1,000,299
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	507,336
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	829,264
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	500,000	531,698
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	538,249
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	507,752
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	506,995
Lehigh County, PA, Industrial Development Authority, Pollution Control Rev. (PPL Electric Utilities Corporation Project), “A”, 3%, 9/01/2029	8,000,000	8,134,155
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,032,537
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	408,277
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	427,853
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	402,239
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,030,679
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,069,421
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,697,554
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,068,712
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	479,192
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,132,319
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	886,718
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,031,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	$500,000	$527,235
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2026	600,000	647,251
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2024	1,115,000	1,141,411
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2028	1,600,000	1,790,350
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,145,000	1,148,146
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,130,640
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,509,095
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,622,927
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	4,814,197
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	12,062,261
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	865,894
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	112,082
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,087,840
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,175,184
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	504,006
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,913,049
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	376,881
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	599,976
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	253,597
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,958,318
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	543,354
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	349,858
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	367,931
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	591,579
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	920,891
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	475,446
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	770,486
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,105,498
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,780,000	5,861,177
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	795,945
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	802,999
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,057,842
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	112,716
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	511,167
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2023	515,000	516,431
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,036,767
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	494,844
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	828,737
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	597,480
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,143,846
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,170,871
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,404,916
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,463,241
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,304,479
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	260,000	259,991
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,515,907
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2023	175,000	176,502
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	330,308
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	395,543
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2026	460,000	496,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2027	$325,000	$357,152
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2028	545,000	610,571
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	500,000	500,957
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	574,928
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	707,086
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	857,435
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	715,000	781,203
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	835,775
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	911,030
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	684,114
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	283,037
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	307,404
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	264,155
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	514,093
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	240,000	238,215
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	5,918,789
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,533,108
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,063,905
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,059,410
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	685,825
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,029,842
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,394,865
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,091,630
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 2%, 2/15/2023	200,000	199,933
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	538,013
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,283,324
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,050,890
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,093,570
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,618,095
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	810,407
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	761,466
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	778,713
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	280,000	279,725
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	438,288
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	619,719
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	147,679
		$241,618,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 2.0%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	$14,750,000	$15,681,855
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	1,521,000	1,649,559
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2024	3,430,000	3,474,503
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	321,413
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,183,464
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	270,395
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	333,410
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,374,814
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,867,307
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	435,934
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	110,131
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,137
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	370,000	370,819
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,847,203
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	861,904
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	530,633
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,030
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,082,729
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,319,418
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	196,078
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	463,519
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	125,000	125,899
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	207,476
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	592,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	11,477,791
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	16,249,000	9,836,322
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,293
		$61,000,062
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,243,793
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	407,466
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	448,196
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	450,000	479,635
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2026	470,000	511,783
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2026	300,000	327,188
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2027	435,000	483,868
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 4/01/2028	475,000	532,578
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	7,250,000	7,903,369
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, Taxable, “76-T”, 0.96%, 4/01/2023	200,000	198,634
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	633,099
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	937,930
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,455,000	5,508,294
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,043,611
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,018,324
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	872,005
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,101,245
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	688,256
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	792,020
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,055,165
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,205,911
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,321,713
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,308,302
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,401,992
		$37,424,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 1.0%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,545,000	$4,545,255
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,324,609
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	941,716
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,064,340
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2026	715,000	765,704
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2026	420,000	454,650
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	730,000	796,888
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	315,000	347,163
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2028	550,000	610,955
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2028	610,000	683,953
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2029	300,000	338,367
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2029	535,000	608,432
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	305,000	347,979
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.208%, 12/01/2023	3,205,000	3,129,009
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,727,875
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,314,621
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,042,593
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,602,549
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,816,169
		$31,462,827
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.706%, 6/01/2023	$4,250,000	$4,193,754
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	3,425,000	3,254,322
		$7,448,076
Tennessee - 3.1%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$545,738
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,301,435
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	852,927
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	767,473
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,436,379
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	283,420
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	533,123
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	518,979
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,543,773
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	8,450,637
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	945,856
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	755,668
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	872,331
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	185,835
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,763,225
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,105,085
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,610,510
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,463,215
Tennergy Corp. Gas Supply Rev., “A”, 5.25%, 12/01/2023	685,000	694,212
Tennergy Corp. Gas Supply Rev., “A”, 5.25%, 12/01/2024	575,000	591,218
Tennergy Corp. Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	598,828
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	764,027
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	805,591
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	17,247,297
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028) (w)	16,000,000	16,733,102
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	18,380,000	18,467,871
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,424,831
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2027	1,885,000	2,052,576
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2027	1,405,000	1,545,375
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2028	1,930,000	2,139,195
		$92,999,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 7.1%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	$325,000	$329,345
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	337,194
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	425,243
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	434,733
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	583,618
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	575,000	556,642
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,846,321
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,203,210
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.461%, 8/15/2023	500,000	488,605
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	428,343
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	658,563
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	280,467
Boerne, TX, Independent School District, Unlimited Tax, 2.8%, 12/01/2051 (Put Date 12/01/2023)	17,465,000	17,460,967
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,073,293
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	752,396
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,046,159
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,020,996
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	989,641
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,061,485
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	857,397
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	763,923
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,441,771
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	537,169
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,563,507
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,971
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.075%, 4/01/2023	350,000	347,945
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.305%, 4/01/2024	375,000	359,352
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	233,408
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	343,074
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2023	230,000	230,194
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2025	475,000	498,902
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2027	525,000	576,909
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	988,491
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,062,630
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,063,154
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	200,000	201,967
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	273,824
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2025	310,000	327,930
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2026	330,000	357,337
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,245,814
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	250,697
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	191,802
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2025	170,000	172,593
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 4%, 12/01/2026	175,000	185,310
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2028	275,000	291,484
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	800,000	818,990
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	906,789
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	622,235
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,604,121
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,497,665
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2028	1,055,000	1,191,359
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2029	1,500,000	1,719,917
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	745,000	736,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	$455,000	$459,909
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	514,921
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	541,463
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	562,321
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	415,000	437,360
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,771,965
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	527,870
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2023	220,000	220,418
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	210,310
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2025	410,000	431,706
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,515,200
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	125,845
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	112,447
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	158,448
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	124,478
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	155,597
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	180,000	189,151
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	215,000	225,930
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	140,000	148,591
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	240,000	254,727
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	145,000	155,353
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	210,000	224,994
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2029	175,000	188,957
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	185,000	201,148
Fort Bend County, TX, Independent School District, Unlimited Tax School Building, “B”, 3%, 8/01/2052 (Put Date 8/01/2023)	4,500,000	4,498,379
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	587,828
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2023	400,000	400,835
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,714,021
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.459%, 3/01/2023	295,000	294,018
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	575,816
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	746,219
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2026	440,000	474,165
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2029	450,000	512,236
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2030	475,000	547,955
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,463,496
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	200,476
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	266,545
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2026	300,000	305,807
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2023	530,000	529,540
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	523,975
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	516,946
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	511,531
Harris County, TX, Spring Branch Independent School District, Texas PSF, 5%, 2/01/2024	4,000,000	4,105,096
Horizon, TX, Regional Municipal Utility District, 3%, 2/01/2023	565,000	565,000
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	592,196
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	412,773
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	510,000	510,716
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	364,450
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	503,100
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,595,695
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,047,771
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,197,779
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	181,406
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	260,234
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	237,486

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2026	$280,000	$293,868
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2029	440,000	473,611
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2031	400,000	436,500
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Sweet Gardens Apartments Project), 4%, 10/01/2025 (Put Date 10/01/2024)	6,175,000	6,278,915
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	557,316
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	595,488
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,180,252
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	259,493
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	529,113
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	373,494
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	134,822
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	157,866
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	242,833
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	299,743
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	201,403
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,040,509
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2023	1,195,000	1,202,740
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	1,120,000	1,153,807
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,333,439
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,756,275
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	2,988,799
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	1,980,989
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2023	565,000	565,490
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	256,155
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	524,346
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2026	375,000	403,252
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2027	350,000	384,182
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	776,840
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	691,522
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	804,258
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	5,000,000	5,010,343
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,084,858
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,638,019
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,063,487
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,801,415
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,028,369
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	622,984
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,479,068
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,108,540
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	883,195
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,670,726
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,327,393
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,965,165
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,464,380
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,680,919
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,426,110
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	146,843
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	140,217
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	148,268
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2026	250,000	270,427

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2029	$200,000	$227,250
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2030	250,000	287,662
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	4,915,831
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2027	275,000	298,913
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2027	300,000	329,316
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2028	300,000	331,788
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2028	300,000	334,764
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2029	215,000	241,995
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2029	150,000	170,210
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2030	220,000	250,852
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2030	225,000	258,557
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	2,550,000	2,720,013
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	7,335,000	7,847,914
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2023	270,000	271,205
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	378,068
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	517,633
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	415,899
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	107,911
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	382,408
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	435,000	440,022
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,754,035
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024	10,000,000	9,750,914
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	403,079
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	595,610
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2026	615,000	623,693
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2027	500,000	509,105
Waco, TX, 5%, 2/01/2027	3,220,000	3,562,608
		$214,924,580
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$1,245,000	$1,276,414
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	1,500,000	1,514,055
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,539,127
		$4,329,596
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,081,748
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,277,504
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,476,418
Utah Housing Corp., Multifamily Housing Rev. (Moda Shoreline Apartments), 4%, 9/01/2025 (Put Date 9/01/2024)	5,000,000	5,077,220
		$13,912,890
Vermont - 0.7%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	$525,000	$529,213
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,036,344
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	793,640
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	375,584
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,561,777
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	823,386
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	148,741
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	822,109
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,078,323
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,078,323
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	458,287
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,711,226
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,855,610
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	567,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	$1,640,000	$1,765,997
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,561,400
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,083,740
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,007,468
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	870,444
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	912,877
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,231,109
		$22,273,223
Virginia - 1.2%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	$775,000	$798,621
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	499,165
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,122,031
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	210,961
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3%, 9/01/2038 (Put Date 5/01/2023)	4,350,000	4,338,493
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	545,000	542,058
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,149,514
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,648
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	225,904
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	304,840
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	359,699
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	415,926
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	505,000	504,628
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,052,622
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	509,604
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	14,000,000	14,003,857
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,480,208
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,399,729
		$37,015,508
Washington - 2.4%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	$1,500,000	$1,515,066
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,916,292
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	715,000	714,164
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,103,482
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2023	12,490,000	12,607,827
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2024	4,000,000	4,115,211
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	4,002,715
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,390,564
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	139,563
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,467,109
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,839,226
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	1,922,357
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,480,886
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,829,639
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,192,842
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,761,430
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,866,757
Washington Economic Development Finance Authority, Environmental Facilities Refunding Rev. (Mura Cascade ELP LLC Project), 3.9%, 12/01/2042 (Put Date 12/08/2023) (n)	9,320,000	9,331,850
		$71,196,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.7%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	$400,000	$400,778
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	201,805
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	830,489
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,380,505
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	3,947,267
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,754,713
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,220,770
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	986,820
		$19,723,147
Wisconsin - 1.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$219,458
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	290,777
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	421,074
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	873,692
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	836,482
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	838,320
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	457,261
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,230,274
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	480,000	477,266
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	207,370
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	338,116
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	349,322
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	358,197
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	367,939
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,307,934
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	865,000	872,843
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025 (Prerefunded 9/15/2023)	500,000	504,534
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026 (Prerefunded 9/15/2023)	685,000	691,211
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	507,150
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	855,000	775,634
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	402,535
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	410,386
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	443,638
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	345,695
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	486,458
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	795,355
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	999,963
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 0.813%, 2/01/2023	920,000	920,000
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,252,161
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,500,374
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	3,735,000	3,107,004
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	196,155
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	249,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	$325,000	$315,353
		$29,348,980
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	$250,000	$250,818
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	254,110
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025	280,000	288,771
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026	400,000	417,473
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027	185,000	195,563
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2023	1,200,000	1,209,201
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2023	635,000	647,284
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	680,000	699,904
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	717,502
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	729,802
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	403,195
		$5,813,623
Total Municipal Bonds		$2,939,020,822
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$3,977,885
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,002,411
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,101,611
Total Bonds		$11,081,907
Investment Companies (h) - 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.29% (v)	27,323,247	$27,325,979

Other Assets, Less Liabilities - 1.5%		46,392,263
Net Assets - 100.0%		$3,023,820,971
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,325,979 and $2,950,102,729, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,907,530, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,939,020,822	$—	$2,939,020,822
U.S. Corporate Bonds	—	11,081,907	—	11,081,907
Mutual Funds	27,325,979	—	—	27,325,979
Total	$27,325,979	$2,950,102,729	$—	$2,977,428,708
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$50,123,210	$811,829,752	$834,611,739	$(16,947)	$1,703	$27,325,979

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$701,309	$—